LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Prepayments, Deposits and Other Assets

Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2012	2011
Entertainment production costs	$70,356	$68,553
Less: accumulated amortization	(16,603)	(9,141)

Entertainment production costs, net	$53,753	$59,412
Deposits and other	32,105	11,143
Long-term receivables, net	2,383	2,303

Long-term prepayments, deposits and other assets	$88,241	$72,858